Investments in Associates (Details)	12 Months Ended
Dec. 31, 2021
Descrption Of Accounting Policy For Investments In Associates [Abstract]
Equity ownership interest percentage	32.70%
Percentage of basis and reflects adjustments made by the Group	100.00%